Operating expense - Schedule of Expenses by Nature (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Cost of product sales	$ 590	$ 529
Research and development expense	39,480	48,952
Sales and marketing expense	15,351	18,370
General and administrative expense	15,143	19,011
Operating expense	70,564	86,862
External costs
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	21,654	29,168
Sales and marketing expense	7,360	8,911
General and administrative expense	4,538	7,639
Employee expense
Disclosure Of Detailed Information About Expenses By Nature [Line Items]
Research and development expense	17,826	19,784
Sales and marketing expense	7,991	9,459
General and administrative expense	$ 10,605	$ 11,372